ISI Prospectus | Royce Micro-Cap Fund
Royce Micro-Cap Fund

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares

Prospectus Dated May 1, 2019

Royce Micro-Cap Fund

A contractual investment advisory fee rate reduction for Royce Micro-Cap Fund that was previously approved by the Board of Trustees of The Royce Fund will become effective today.

Fees and Expenses of the Fund
Effective today, the annual fund operating expense table and the expense example are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ISI Prospectus - Royce Micro-Cap Fund		Investment Class	Service Class
Management fees	[1]	1.00%	1.00%
Distribution (12b-1) fees	[1]	none	0.25%
Other expenses	[1]	0.25%	0.39%
Total annual Fund operating expenses	[1]	1.25%	1.64%
Fee waivers and/or expense reimbursements	[1],[2]	(0.01%)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	1.24%	1.49%
[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and expense reimbursements.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2020.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - ISI Prospectus - Royce Micro-Cap Fund - USD ($)	Investment Class	Service Class
1 Year	$ 126	$ 152
3 Years	396	503
5 Years	685	878
10 Years	$ 1,510	$ 1,931

July 15, 2019